Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ 1,617	$ (141)
AUD [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	205
Pound [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ 53